David Loper

Senior Associate Counsel

Writer’s Direct Number: (205) 268-1323

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 3, 2005

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:         Protective Life Insurance Company

Protective Variable Life Separate Account

Protective Premiere Executive

Filing Pursuant to Rule 497(j) for

File No. 333-117348; 811-7337

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Life Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Premiere Executive”, a flexible premium variable life policy, does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 1 for Protective Variable Life Separate Account as filed with the Commission on April 29, 2005 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ David Loper
David Loper